Financial Risk Management Objectives and Policies (Details) - Schedule of Foreign Currency Risk	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Schedule of Foreign Currency Risk [Abstract]
Cash and cash equivalents	$ 11,657,315	$ 2,721,574	$ 13,453		$ 17,159,764	$ 4,770,507	$ 14,293		$ 22,110,278	$ 25,047,281
Trade receivables		36,297	88,459			46,821
Trade payables		250,865	42,047	18,308		577,644	1,841	24,636
Total exposure		$ 3,008,736	$ 143,959	$ 18,308		$ 5,394,972	$ 16,134	$ 24,636